Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Cash and Cash Equivalents

As of December 31, 2018 and 2017, consolidated cash and cash equivalents consisted of:

		2018	2017
Cash and bank accounts	Ps	5,071	9,292
Fixed-income securities and other cash equivalents		997	4,449

	Ps	6,068	13,741